                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Albright
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Richard Albright (Signature on File)      Boston, Massachusetts      5/9/05
------------------------------------
             [Signature]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                   FORM 13 F

Page 1 of 6                    Name of Reporting Manager Account Management, LLC

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:
                                                                 Investment Discretion                            Item 8:
                                                  Item 5:  ---------------------------------  Item 7:        Voting Authority
                   Item 2:  Item 3:    Item 4:   Shares or           (b) Shared-             Managers           (Shares)
      Item 1:     Title of   CUSIP   Fair Market Principal           As Defined  (c) Shared-    See   -----------------------------
  Name of Issuer    Class    Number     Value     Amount   (a) Sole  in Instr. V   Other     Instr. V (a) Sole  (b) Shared (c) None
-----------------------------------------------------------------------------------------------------------------------------------
 Maxim Integrated  Common
     Products       Stock  57772K101  69,834,406 1,708,696 1,708,696                                  1,708,696
-----------------------------------------------------------------------------------------------------------------------------------
    Corporate      Common
 Executive Board    Stock  21988R102  17,906,000   280,000   280,000                                    280,000
-----------------------------------------------------------------------------------------------------------------------------------
 IDT Corporation   Common
     Class B        Stock  448947309  27,321,212 1,847,276 1,847,276                                  1,847,276
-----------------------------------------------------------------------------------------------------------------------------------
  Supertex Inc.    Common
                    Stock  868532102   6,348,077   346,700   346,700                                    346,700
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   Costar Group    Common
                    Stock  22160N109   9,400,435   255,100   255,100                                    255,100
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Credit Acceptance  Common
   Corporation      Stock  225310101  26,529,609 1,341,234 1,341,234                                  1,341,234
-----------------------------------------------------------------------------------------------------------------------------------
    Lionbridge     Common
    Technology      Stock  536252109   1,992,638   350,200   350,200                                    350,200
-----------------------------------------------------------------------------------------------------------------------------------
   Adtran Inc.     Common
                    Stock  00738A106     476,280    27,000    27,000                                     27,000
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 Net2Phone, Inc.   Common
                    Stock  64108N106   3,759,181 2,334,895 2,334,895                                  2,334,895
-----------------------------------------------------------------------------------------------------------------------------------
 Placer Dome Inc.  Common
                    Stock  725906101     583,920    36,000    36,000                                     36,000
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    COLUMN TOTALS                    164,151,758 8,527,101
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

                                   FORM 13 F

Page 2 of 6                    Name of Reporting Manager Account Management, LLC

                                                                                                                   --------------
                                                                                                                   (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:
                                                                 Investment Discretion                         Item 8:
                                                  Item 5:  --------------------------------  Item 7:       Voting Authority
                   Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers           (Shares)
      Item 1:     Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-    See   ----------------------------
  Name of Issuer    Class    Number     Value     Amount   (a) Sole in Instr. V   Other     Instr. V (a) Sole (b) Shared (c) None
---------------------------------------------------------------------------------------------------------------------------------
 Dean Foods, Inc.  Common
                    Stock  242370104   2,675,400   78,000             78,000                          78,000
---------------------------------------------------------------------------------------------------------------------------------
  CitiGroup Inc.   Common
                    Stock  172967101     426,930    9,500              9,500                           9,500
---------------------------------------------------------------------------------------------------------------------------------
   Phelps Dodge    Common
   Corporation      Stock  717265102   1,424,220   14,000             14,000                          14,000
---------------------------------------------------------------------------------------------------------------------------------
 Bright Horizons   Common
 Family Solutions   Stock  109195107   4,189,766  124,178            124,178                         124,178
---------------------------------------------------------------------------------------------------------------------------------
  Sun Hydraulics   Common
                    Stock  866942105   4,133,250  137,500            137,500                         137,500
---------------------------------------------------------------------------------------------------------------------------------
  Exxon Mobil Cp   Common
                    Stock  30231G102     357,600    6,000              6,000                           6,000
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     Aradigm       Common
   Corporation      Stock  038505103     369,398  302,785            302,785                         302,785
---------------------------------------------------------------------------------------------------------------------------------
   Johnson and     Common
      Johnson       Stock  478160104   2,823,675   42,044             42,044                          42,044
---------------------------------------------------------------------------------------------------------------------------------
   Schlumberger    Common
                    Stock  806857108     768,232   10,900             10,900                          10,900
---------------------------------------------------------------------------------------------------------------------------------
  Newmont Mining   Common
   Corporation      Stock  651639106   3,735,956   88,425             88,425                          88,425
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    COLUMN TOTALS                     20,904,427  813,332
---------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13 F

Page 3 of 6                    Name of Reporting Manager Account Management, LLC

                                                                                                                 --------------
                                                                                                                 (SEC USE ONLY)

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:
                                                                Investment Discretion                            Item 8:
                                                 Item 5: --------------------------------  Item 7:        Voting Authority
                 Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers           (Shares)
     Item 1:    Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-    See   -----------------------------
 Name of Issuer   Class    Number     Value     Amount   (a) Sole in Instr. V   Other     Instr. V (a) Sole  (b) Shared (c) None
--------------------------------------------------------------------------------------------------------------------------------
 Liberty Media   Common
 Corp. Ser. A     Stock  530718105   3,445,505   332,257  332,257                                    332,257
--------------------------------------------------------------------------------------------------------------------------------
  Dow Chemical   Common
                  Stock  260543103     760,213    15,250   15,250                                     15,250
--------------------------------------------------------------------------------------------------------------------------------
   Berkshire
    Hathaway
  Inc. Class A   Common
     Common       Stock  084670108   2,001,000        23       23                                         23
--------------------------------------------------------------------------------------------------------------------------------
    Invacare     Common
  Corporation     Stock  461203101   2,008,350    45,000   45,000                                     45,000
--------------------------------------------------------------------------------------------------------------------------------
     RedHat      Common
                  Stock  756577102     283,660    26,000   26,000                                     26,000
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     Viasys      Common
   Healthcare     Stock  92553Q209     562,192    29,465   29,465                                     29,465
--------------------------------------------------------------------------------------------------------------------------------
  Kinross Gold   Common
  Corporation     Stock  496902404     472,344    78,724   78,724                                     78,724
--------------------------------------------------------------------------------------------------------------------------------
 Ritchie Bros.   Common
    Auction       Stock  767744105   8,702,640   275,400  275,400                                    275,400
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 CapitalSource   Common
      Inc.        Stock  14055X102     437,000    19,000   19,000                                     19,000
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  Cons Energy    Common
      Inc.        Stock  20854P109   1,758,548    37,400   37,400                                     37,400
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  COLUMN TOTALS                     20,431,452   858,519
--------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13 F

Page 4 of 6                    Name of Reporting Manager Account Management, LLC

                                                                                                                 --------------
                                                                                                                 (SEC USE ONLY)

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:
                                                                Investment Discretion                            Item 8:
                                                 Item 5: --------------------------------  Item 7:        Voting Authority
                 Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers           (Shares)
     Item 1:    Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-    See   -----------------------------
 Name of Issuer   Class    Number     Value     Amount   (a) Sole in Instr. V   Other     Instr. V (a) Sole  (b) Shared (c) None
--------------------------------------------------------------------------------------------------------------------------------
    Apache       Common
  Corporation     Stock  037411105    520,455     8,500    8,500                                      8,500
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    BP Plc.      Common
                  Stock  055622104    886,080    14,200   14,200                                     14,200
--------------------------------------------------------------------------------------------------------------------------------
 Suncor Energy   Common
      Inc         Stock  867229106  4,672,402   116,200  116,200                                    116,200
--------------------------------------------------------------------------------------------------------------------------------
 Devon Energy    Common
  Corporation     Stock  25179M103    775,938    16,250   16,250                                     16,250
--------------------------------------------------------------------------------------------------------------------------------
  Burlington     Common
   Resources      Stock  122014103  4,200,873    83,900   83,900                                     83,900
--------------------------------------------------------------------------------------------------------------------------------
  Alexander &    Common
    Baldwin       Stock  014482103    267,800     6,500    6,500                                      6,500
--------------------------------------------------------------------------------------------------------------------------------
 Frontier Oil    Common
  Corporation     Stock  35914P105    652,680    18,000   18,000                                     18,000
--------------------------------------------------------------------------------------------------------------------------------
  Murphy Oil     Common
Corp. Holdings    Stock  626717102    508,460     5,150    5,150                                      5,150
--------------------------------------------------------------------------------------------------------------------------------
  Occidental
   Petroleum     Common
  Corporation     Stock  674599105    604,945     8,500    8,500                                      8,500
--------------------------------------------------------------------------------------------------------------------------------
Peabody Energy   Common
  Corporation     Stock  704549104  1,114,958    24,050   24,050                                     24,050
--------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                    14,204,591   301,250
--------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13 F

Page 5 of 6                    Name of Reporting Manager Account Management, LLC

                                                                                                                     --------------
                                                                                                                     (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:
                                                                   Investment Discretion                          Item 8:
                                                    Item 5:  --------------------------------  Item 7:       Voting Authority
                     Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers           (Shares)
      Item 1:       Title of   CUSIP   Fair Market Principal           As Defined (c) Shared-    See   ----------------------------
   Name of Issuer     Class    Number     Value      Amount  (a) Sole in Instr. V    Other    Instr. V (a) Sole (b) Shared (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Tyler Technologies  Common
                     Stock   902252105    357,670    47,000   47,000                                    47,000
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery  Common
     Associates      Stock   73640Q105  3,351,955    98,500   98,500                                    98,500
-----------------------------------------------------------------------------------------------------------------------------------
   Liberty Media    Common
International, Inc.  Stock   530719103    836,921    19,134   19,134                                    19,134
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     Lions Gate     Common
   Entertainment     Stock   535919203    342,550    31,000   31,000                                    31,000
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   AcuSphere Inc.   Common
                     Stock   00511R870    454,440    84,000   84,000                                    84,000
-----------------------------------------------------------------------------------------------------------------------------------
  Central Fund Of   Common
    Canada Ltd.      Stock   153501101    204,060    38,000   38,000                                    38,000
-----------------------------------------------------------------------------------------------------------------------------------
   Gold Bull Red.   Common
       Pref.         Stock   Q1868U112    243,391     5,700    5,700                                     5,700
-----------------------------------------------------------------------------------------------------------------------------------
  Blue Nile, Inc.   Common
                     Stock   09578R103  1,299,550    47,000   47,000                                    47,000
-----------------------------------------------------------------------------------------------------------------------------------
  Uralsvyazinform   Common
                     Stock   916887102    161,550    22,500   22,500                                    22,500
-----------------------------------------------------------------------------------------------------------------------------------
World Fuel Services Common
                     Stock   981475106    252,000     8,000    8,000                                     8,000
-----------------------------------------------------------------------------------------------------------------------------------
     COLUMN TOTALS                      7,504,087   400,834
-----------------------------------------------------------------------------------------------------------------------------------

                                   FORM 13 F

Page 6 of 6                    Name of Reporting Manager Account Management, LLC

                                                                                                                    --------------
                                                                                                                    (SEC USE ONLY)

----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:
                                                                 Investment Discretion                            Item 8:
                                                  Item 5:  ---------------------------------  Item 7:        Voting Authority
                   Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-              Managers           (Shares)
      Item 1:     Title of   CUSIP   Fair Market Principal          As Defined   (c) Shared-    See   ----------------------------
  Name of Issuer    Class    Number     Value      Amount  (a) Sole  in Instr. V    Other    Instr. V (a) Sole (b) Shared (c) None
----------------------------------------------------------------------------------------------------------------------------------
National Oilwell  Common
   Varco           Stock   637071101    221,825     4,750     4,750                                      4,750
----------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways   Common
   Corporation     Stock   477143101  1,456,560    76,500    76,500                                     76,500
----------------------------------------------------------------------------------------------------------------------------------
Marchex Inc.      Common
                   Stock   56624R108    708,320    38,000    38,000                                     38,000
----------------------------------------------------------------------------------------------------------------------------------
Shamir Optical    Common
   Industry Ltd.   Stock   M83683108  4,766,325   308,500   308,500                                    308,500
----------------------------------------------------------------------------------------------------------------------------------
                  Common
                   Stock                                          0                                          0
----------------------------------------------------------------------------------------------------------------------------------
                  Common
                   Stock                                          0                                          0
----------------------------------------------------------------------------------------------------------------------------------
                  Common
                   Stock                                          0                                          0
----------------------------------------------------------------------------------------------------------------------------------
                  Common
                   Stock                                          0                                          0
----------------------------------------------------------------------------------------------------------------------------------
                  Common
                   Stock                                          0                                          0
----------------------------------------------------------------------------------------------------------------------------------
                  Common
                   Stock                                          0                                          0
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                         7,153,030   427,750
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